Equity-Accounted Investees - summary of statement of profit and loss of Wallbox Fawsn (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Wallbox Fawsn [Member] | Joint ventures where entity is venturer [member]
Disclosure of joint ventures [line items]
Percentage Share Of Profit Loss Of Join Venturers	50.00%	50.00%	50.00%